Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Other Financial Data [Abstract]
Pension expense	$ 153	$ 228	$ 173
Stock compensation expense	143	221	100
Deferred income taxes and other	(111)	(63)	(92)
Total	$ 185	$ 386	$ 181